Significant and Critical Accounting Policies and Practices (Details 3) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accretion of debt discount and issuance cost	$ (1,449,656)	$ (800,614)	$ (2,039,589)	$ (1,525,514)	$ (1,828,027)	$ (235,622)
Derivative expense
Change in fair value of derivative liabilities		(64,346)		(64,346)
Loss on extinguishment of debt	(2,938,719)	(923,822)	(3,370,505)	(923,822)	(906,531)
Net loss	$ (5,547,292)	$ (3,421,965)	$ (10,052,160)	$ (6,377,874)	$ (8,751,586)	$ (7,391,907)
Net loss per ordinary share:
Basic and diluted loss per share	$ (0.11)	$ (0.09)	$ (0.25)	$ (0.17)	$ (0.23)	$ (0.24)
Previously Reported [Member]
Accretion of debt discount and issuance cost		$ (1,074,002)		$ (2,025,486)
Derivative expense				(254,470)
Change in fair value of derivative liabilities		673,705		1,257,716
Loss on extinguishment of debt		(876,038)		(876,038)
Net loss		$ (2,909,519)		$ (5,762,470)
Net loss per ordinary share:
Basic and diluted loss per share		$ (0.09)		$ (0.17)	(0.23)	(0.01)
Revisions [Member]
Accretion of debt discount and issuance cost		$ (273,388)		$ (499,972)
Derivative expense				254,470
Change in fair value of derivative liabilities		(738,051)		(1,322,062)
Loss on extinguishment of debt		(47,784)		(47,784)
Net loss		$ (512,446)		$ (615,404)
Net loss per ordinary share:
Basic and diluted loss per share						$ (0.23)